UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Moszeter,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Moszeter Alexandria, VA November 5, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 113

Form 13F Information Table Value Total: 963,917 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 9/30/08


Column 1                     Column 2   Column 3  Column 4   Column 5   Column 6       Column 7        Column 8
                                                                     Invstmnt Dscrtn                Voting Authority
						    Value				 Other
Name of Issuer          Title of Class    Cusip   (x$1000)   Shares  Sole Shared Other   Mgrs      Sole  Shared   None
--------------               --------     -----  ---------- ------ ------ ----- -------- -----     ----   -----   ----


AES Corp.                  COMMON    00130H105      1261   107935 SH        X                    19725          88210
AMN Healthcare Services IncCOMMON    001744101     17648  1005527 SH        X                   675009         330518
Aaron Rents Inc.           COMMON    002535201     19354   715461 SH        X                   480246         235215
Alcoa Inc.                 COMMON    013817101      1015    44972 SH        X                     8292          36680
Allergan Inc.              COMMON    018490102       685    13305 SH        X                     2450          10855
Amazon.com Inc.            COMMON    023135106      1599    21975 SH        X                     4035          17940
Anadarko Pete Corp.        COMMON    032511107       317     6530 SH        X                     1205           5325
Analogic Corp.             COMMON    032657207     14198   285532 SH        X                   191809          93723
Apollo Group Inc.          COMMON    037604105      1751    29540 SH        X                     5408          24132
Argon ST Inc.              COMMON    040149106     24039  1024385 SH        X                   671940         352445
Ascent Media Corp          COMMON    043632108         2       71 SH        X                        0             71
Avery Dennison Corp.       COMMON    053611109        36      820 SH        X                        0            820
Baldor Electric Co.        COMMON    057741100     21460   745849 SH        X                   473047         272802
Bank Of The Ozarks         COMMON    063904106     18170   673022 SH        X                   453028         219994
Bank of America Corp.      COMMON    060505104      1737    49630 SH        X                     9135          40495
Berkshire Hathaway Inc. (ClCOMMON    084670207      1833      417 SH        X                       77            340
Blue Nile Inc.             COMMON    09578R103     17653   412064 SH        X                   276675         135389
Bob Evans Farms Inc.       COMMON    096761101     21698   795457 SH        X                   533944         261513
Calamos Asset Management InCOMMON    12811R104     25097  1401918 SH        X                   899999         501919
CarMax Inc.                COMMON    143130102        29     2090 SH        X                        0           2090
Carter's Inc.              COMMON    146229109     21298  1080563 SH        X                   725597         354966
Cbeyond Inc.               COMMON    149847105     12960   902041 SH        X                   605794         296247
Cerner Corp.               COMMON    156782104      1701    38105 SH        X                     6845          31260
Chipotle Mexican Grill Inc.COMMON    169656105      7271   131135 SH        X                    88210          42925
Coca-Cola Co.              COMMON    191216100      1961    37086 SH        X                     6956          30130
Cognex Corp.               COMMON    192422103        38     1870 SH        X                        0           1870
Comcast Corp. (Cl A)       COMMON    20030N101      1591    81067 SH        X                    14917          66150
Corinthian Colleges Inc.   COMMON    218868107     29260  1952443 SH        X                  1256387         696056
Corning Inc.               COMMON    219350105      1229    78585 SH        X                    14210          64375
Danaher Corp.              COMMON    235851102      1027    14795 SH        X                     2725          12070
Discovery Communications InCOMMON    25470f104        10      710 SH        X                        0            710
Discovery Communications InCOMMON    25470f302        10      710 SH        X                        0            710
E.I. DuPont de Nemours & CoCOMMON    263534109      2042    50676 SH        X                     9326          41350
EMC Corp.                  COMMON    268648102      1065    89065 SH        X                    16405          72660
Eclipsys Corp.             COMMON    278856109     15236   727952 SH        X                   488610         239342
Electronic Arts Inc.       COMMON    285512109      1875    50700 SH        X                     9030          41670
Exxon Mobil Corp.          COMMON    30231G102      1417    18252 SH        X                     3572          14680
F5 Networks Inc.           COMMON    315616102     10584   452865 SH        X                   290198         162667
FalconStor Software Inc.   COMMON    306137100      9643  1801747 SH        X                  1220446         581301
GAMCO Investors Inc.       COMMON    361438104     26760   451993 SH        X                   303320         148673
Gamestop Corp.             COMMON    36467W109       958    28005 SH        X                     5135          22870
General Cable Corp.        COMMON    369300108     10447   293998 SH        X                   197394          96604
General Electric Co.       COMMON    369604103       840    32942 SH        X                     6022          26920
Genetech Inc.              COMMON    368710406      1970    22224 SH        X                     4044          18180
Glacier Bancorp            COMMON    37637Q105     15994   646355 SH        X                   435100         211255
Goldman Sachs Group Inc.   COMMON    38141G104       907     7090 SH        X                     1310           5780
Google Inc.                COMMON    38259P508      1402     3502 SH        X                      642           2860
Hain Celestial Group Inc.  COMMON    405217100     22252   808922 SH        X                   512774         296148
Holly Corp.                COMMON    435758305     17518   606782 SH        X                   407380         199402
International Business MachCOMMON    459200101      1186    10143 SH        X                     1868           8275
JPMorgan Chase & Co.       COMMON    46625H100      1921    41139 SH        X                     7574          33565
Janus Capital Group Inc.   COMMON    47102X105      1796    74005 SH        X                    13675          60330
Johnson & Johnson          COMMON    478160104       919    13264 SH        X                     2439          10825
KBW Inc                    COMMON    482423100     10145   308070 SH        X                   206832         101238
Knight Capital Group Inc.  COMMON    499005106     25308  1703960 SH        X                  1143847         560113
Kraft Foods Inc.           COMMON    50075N104      1248    38120 SH        X                     6880          31240
Kroger Co.                 COMMON    501044101      1288    46885 SH        X                     7720          39165
L-1 Identity Solutions Inc.COMMON    50212A106     18245  1195558 SH        X                   802637         392921
Laboratory Corp. of AmericaCOMMON    50540R409       737    10600 SH        X                     1955           8645
Lance Inc.                 COMMON    514606102     18684   823645 SH        X                   552726         270919
Legg Mason Inc.            COMMON    524901105        29      755 SH        X                        0            755
Lexington Realty Trust     COMMON    529043101     22628  1317325 SH        X                   892136         425189
MDC Holdings Inc.          COMMON    552676108      2379    65030 SH        X                    43828          21202
ManTech Int'l Corp.        COMMON    564563104     25338   427657 SH        X                   287200         140457
Manpower Inc.              COMMON    56418H100      1118    25910 SH        X                     4800          21110
MarkWest Energy Partners L.COMMON    570759100      8049   319008 SH        X                   216110         102898
Markel Corp.               COMMON    570535104        21       60 SH        X                        0             60
NBTY Inc.                  COMMON    628782104     20643   699549 SH        X                   473655         225894
National Oilwell Varco Inc.COMMON    637071101       251     5005 SH        X                      925           4080
OraSure Technologies Inc.  COMMON    68554V108        19     3780 SH        X                        0           3780
Oracle Corp.               COMMON    68389X105      1052    51825 SH        X                     9545          42280
Perrigo Co.                COMMON    714290103     23397   608633 SH        X                   408642         199991
PetMed Express Inc.        COMMON    716382106     10779   687131 SH        X                   461045         226086
Philip Morris InternationalCOMMON    718172109      1279    26585 SH        X                     4880          21705
Pier 1 Imports Inc.        COMMON    720279108     11913  2890358 SH        X                  1938301         952057
Prestige Brands Holdings InCOMMON    74112D101      6300   710345 SH        X                   476327         234018
Prudential Financial Inc.  COMMON    744320102      1145    15910 SH        X                     2930          12980
Quality Systems Inc.       COMMON    747582104     31588   748034 SH        X                   473984         274050
Raymond James Financial IncCOMMON    754730109     28381   861785 SH        X                   578474         283311
Raytheon Co.               COMMON    755111507      1295    24205 SH        X                     4455          19750
RightNow Technologies Inc. COMMON    76657R106     13096  1044080 SH        X                   700787         343293
Riverbed Technology Inc.   COMMON    768573107     10935   874740 SH        X                   592643         282097
SLM Corp.                  COMMON    78442P106       929    75322 SH        X                    13857          61465
Safeguard Scientifics Inc. COMMON    786449108      2138  1715544 SH        X                  1150908         564636
Schering-Plough Corp.      COMMON    806605101      1914   103653 SH        X                    19078          84575
SeaChange International IncCOMMON    811699107      5933   615240 SH        X                   412846         202394
Starbucks Corp.            COMMON    855244109      1439    96815 SH        X                    17475          79340
Steelcase Inc.             COMMON    858155203     16766  1561133 SH        X                  1045922         515211
Sun Microsystems Inc.      COMMON    866810104        21     2780 SH        X                        0           2780
SunOpta Inc.               COMMON    8676EP108     17893  2907436 SH        X                  1957156         950280
Sysco Corp.                COMMON    871829107      1771    57445 SH        X                    10575          46870
Take-Two Interactive SoftwaCOMMON    874054109     19052  1162788 SH        X                   803804         358984
Teleflex Inc.              COMMON    879369106     22308   351683 SH        X                   236205         115478
Toll Brothers Inc.         COMMON    889478103       778    30865 SH        X                     5675          25190
Treehouse Foods Inc.       COMMON    89469A104     23418   788541 SH        X                   529156         259385
Trex Co. Inc.              COMMON    89531P105     10079   557318 SH        X                   375531         181787
United Natural Foods Inc.  COMMON    911163103     24037   962514 SH        X                   648429         314085
United Parcel Service Inc. COMMON    911312106      1662    26430 SH        X                     4865          21565
United Technologies Corp.  COMMON    913017109      1126    18755 SH        X                     3455          15300
United Therapeutics Corp.  COMMON    91307C102     14607   138983 SH        X                    93535          45448
Vail Resorts Inc.          COMMON    91879Q109     12313   352646 SH        X                   236810         115836
Valero Energy CP           COMMON    91913Y100      1267    41835 SH        X                     7690          34145
Verizon Communications Inc.COMMON    92343V104      1552    48375 SH        X                     8900          39475
Wal-Mart Stores Inc.       COMMON    931142103      2717    45365 SH        X                     8330          37035
Washington Post Co.        COMMON    939640108        53       95 SH        X                        0             95
Washington REIT            COMMON    939653101     19722   538801 SH        X                   364920         173881
Watson Wyatt Worldwide Inc.COMMON    942712100     15263   307195 SH        X                   206871         100324
Wellpoint Inc.             COMMON    94973V107       365     7815 SH        X                     1440           6375
Willbros Group Inc.        COMMON    969199108     17300   654524 SH        X                   418908         235616
Wilmington Trust CP        COMMON    971807102     13664   474139 SH        X                   314434         159705
XTO Energy Inc.            COMMON    98385X106       863    18561 SH        X                     3421          15140
eBay Inc.                  COMMON    278642103       752    33627 SH        X                     6197          27430
Coca-Cola Co.              CALL      191216900       255     1714 SH        X                      245           1469

                                               $963,917


